31. Foreign exchange variations, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign exchange variations net [line items]
Revenues	R$ 88,192	R$ 97,530	R$ 430,018
Expenses	(89,100)	(96,157)	(430,766)
Exchange variations, net	(908)	1,373	(748)
Borrowing And Financing [Member]
Foreign exchange variations net [line items]
Revenues	22,494	1,409	287,777
Expenses	(40,715)	(75,298)	(271,286)
Suppliers [Member]
Foreign exchange variations net [line items]
Revenues	9,004	6,844	4,124
Expenses	(13,201)	(11,925)	(6,819)
Swaps [Member]
Foreign exchange variations net [line items]
Revenues	40,742	75,340	130,971
Expenses	(22,493)	(1,409)	(147,356)
Others [Member]
Foreign exchange variations net [line items]
Revenues	15,952	13,937	7,146
Expenses	R$ (12,691)	R$ (7,525)	R$ (5,305)